Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]
At March 31, 2021, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2021
(in millions)
Trading account securities	¥9,966,574
Investment securities	20,250,998
Loans	12,289,789
Other	23,745

Total	¥42,531,106

Pledged Assets Classified by Type of Liabilities [Table Text Block]
The above pledged assets were classified by type of liabilities to which they related as follows:

2021
(in millions)
Deposits	¥138,491
Payables under repurchase agreements and securities lending transactions	13,118,547
Other short-term borrowings and long-term debt	29,243,996
Other	30,072

Total	¥42,531,106